Investments - Trading and held to maturity (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Investments
Impairment loss		¥ 3,200,000	¥ 800,000
Trading securities transferred		0	0		¥ 0
Available-for-sale securities transferred		0	0		0
Held-to-maturity securities transferred		0	0		0
Investments at cost method		60,450,000		$ 10,146,911	70,450,000
Real estate funds
Investments
Investments at cost method		10,000,000			10,000,000
Private equity funds
Investments
Investments at cost method		10,000,000			10,000,000
Private company
Investments
Investments at cost method		40,450,000			40,450,000
Convertible preferred shares in a private company
Investments
Investments at cost method					¥ 10,000,000
Trading securities
Investments
Investment income (loss)	¥ (1,566,400)	3,801,448	1,222,907
Held-to-maturity investments
Investments
Investment income (loss)	8,578,449	10,406,838	7,901,016
Impairment loss	0	3,200,000	800,000
Gross unrecognized holding gain	0	915,933
Held-to-maturity investments | Trust products
Investments
Investment income (loss)	3,383,521	3,024,672	2,221,785
Held-to-maturity investments | Asset management plans
Investments
Investment income (loss)	4,383,407	5,022,717	5,066,018
Held-to-maturity investments | Real estate funds
Investments
Investment income (loss)	¥ 811,521	¥ 2,359,449	¥ 613,213